Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful Lives and Methods of Depreciation [Table Text Block]
Description	Life in Years	Method

Banking Premises	15-40	Straight-Line and Accelerated
Furniture and Equipment	5-10	Straight-Line and Accelerated